Reconciliation of Company's Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns
Balance at beginning of the year	$ 82	$ 191	$ 206
Increase associated with tax positions taken during the current year	33	7	24
Increase (decrease) associated with tax positions taken during a prior year	2	(31)	(26)
Settlements	(6)	(75)	(3)
Decrease associated with lapses in statutes of limitations	(3)	(10)	(10)
Balance at end of the year	$ 108	$ 82	$ 191